Risk Administration (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of risk management [Abstract]
Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Text Block]
The Company’s financial liabilities expiring as of December 31, 2018 and 2017, based on non-discounted contractual cash flows are summarized as follows:

		Contractual flows maturities
As of December 31, 2018	Book value (*)	0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivatives
Bank borrowings	113,360,982	4,171,430	38,017,422	20,574,967	59,839,650	3,381,796	125,985,265
Bond payable	139,362,478	2,349,873	4,855,854	18,896,434	18,053,262	167,691,118	211,846,541
Financial leases obligations	17,912,134	241,724	725,183	1,911,683	1,909,956	23,078,634	27,867,180
Deposits for return of bottles and containers	13,967,995	-	13,967,995	-	-	-	13,967,995
Sub-Total	284,603,589	6,763,027	57,566,454	41,383,084	79,802,868	194,151,548	379,666,981
Derivative financial liabilities
Derivative financial instruments	4,997,124	4,997,124	-	-	-	-	4,997,124
Derivative hedge liabilities	1,351,530	639,032	620,516	424,299	-	-	1,683,847
Sub-Total	6,348,654	5,636,156	620,516	424,299	-	-	6,680,971
Total	290,952,243	12,399,183	58,186,970	41,807,383	79,802,868	194,151,548	386,347,952

		Contractual flows maturities
As of December 31, 2017	Book value (*)	0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivatives
Bank borrowings	98,510,577	5,159,746	22,871,796	23,799,505	60,322,863	-	112,153,910
Bond payable	72,782,747	1,127,076	4,523,346	18,137,303	19,380,469	48,315,616	91,483,810
Financial leases obligations	17,814,875	354,543	1,034,396	2,552,580	2,551,761	27,644,377	34,137,657
Deposits for return of bottles and containers	13,228,328	-	13,228,328	-	-	-	13,228,328
Sub-Total	202,336,527	6,641,365	41,657,866	44,489,388	82,255,093	75,959,993	251,003,705
Derivative financial liabilities
Derivative financial instruments	10,416,675	10,416,675	-	-	-	-	10,416,675
Derivative hedge liabilities	1,840,188	698,685	1,142,524	-	-	-	1,841,209
Sub-Total	12,256,863	11,115,360	1,142,524	-	-	-	12,257,884
Total	214,593,390	17,756,725	42,800,390	44,489,388	82,255,093	75,959,993	263,261,589

(*) View current and non-current book value in
Note 7 – Financial Instruments
.